SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued salary		$ 130,824	$ 120,925
Total		344,031	316,624
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due to third parties	[1]	$ 213,207	$ 195,699

[1]	The amount due to third parties primarily represented the accrued audit fee and rent payable.